FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:         /           /
(a)
                       or fiscal year ending:    12 /  31
/ 98         (b)

Is this a transmission report?: (Y/N)   N

Is this an amendment to a previous filing? (Y/N)  N

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.    Registrant Name:  The Prudential Discovery Select
Group
                Variable Contract Account
      B.    File Number:  811-08091
      C.    Telephone Number  973-367-1496

2.    A.    Street:  100 Mulberry Street - 9th Floor
       B.     City: Newark      C. State: NJ   D. Zip Code
07102   Zip Ext:  3777
       E.     Foreign Country:                      Foreign
Postal Code:

3.     Is this the first filing on this form by Registrant?
(Y/N)  N

4.     Is this the last filing on this form by Registrant?
(Y/N)   N

5.     Is Registrant a small business investment company
(SBIC)? (Y/N) N
        [If answer is "Y" (Yes), complete only items 89 through
         110].

6.     Is Registrant a unit investment trust (UIT)? (Y/N)  Y
        [If answer is "Y" (Yes), complete only items 111 through
        132].

7.      A.    Is Registrant a series or multiple portfolio
company?
                 (Y/N)
                 [If answer is "N", go to item 8.]

         B. How many separate series or portfolios did Registrant
                  have at the end of the period?

UNIT INVESTMENT TRUSTS

111.    A.     Depositor Name:    The Prudential Insurance
Company of America

           B.      File Number (If any): 801-12484

           C.       City: Newark            State: NJ
Zip Code:07102
                      Zip Ext.: 3777

            Foreign Country:                         Foreign
Postal Code:

111.    A.     Depositor Name:

           B.      File Number (If any):

           C.       City:                State:
Zip Code:
                      Zip Ext.:

            Foreign Country:                         Foreign
Postal Code:

112.      A.      Sponsor Name:

             B.       File Number (If any):

             C.       City:                State:
Zip Code:
                        Zip Ext.:

            Foreign Country:                         Foreign
Postal Code:

112.      A.      Sponsor Name:

             B.       File Number (If any):

             C.       City:                State:
Zip Code:
                        Zip Ext.:

            Foreign Country:                         Foreign
Postal Code:


113.      A.      Trustee Name:

             B.      City:                State:
Zip Code:
                       Zip Ext.:

            Foreign Country:                         Foreign
Postal Code:

113.      A.      Trustee Name:

             B.      City:                State:
Zip Code:
                       Zip Ext.:

            Foreign Country:                         Foreign
Postal Code:


114.      A.      Principal Underwriter Name: Prudential
Investment Management Services LLC

             B.      File Number: 8-36540

C.       City: Newark               State: NJ          Zip
Code: 07102
                      Zip Ext.: 3777

            Foreign Country:                         Foreign
Postal Code:



114.      A.      Principal Underwriter Name:

             B.      File Number: 8-

             C.       City:                State:
Zip Code:
                      Zip Ext.:

            Foreign Country:                         Foreign
Postal Code:

115.      A.      Independent Public Accountant Name:
PricewaterhouseCoopers LLP

             B.      City:     NY       State:  NY      Zip
Code:   10036
                       Zip Ext.:

            Foreign Country:                         Foreign
Postal Code:

115.      A.      Independent Public Accountant Name:

             B.      City:                State:
Zip Code:
                       Zip Ext.:

            Foreign Country:                         Foreign
Postal Code:


116.     Family of investment companies information:

            A.     Is Registrant part of a family of
investment
                     companies? (Y/N) Y

            B.     Identify the family in 10 letters:
PRUDENTIAL
                     (NOTE:  In filing this form, use this
identification
                                    consistently for all
investment companies in
                                    family.  This
designation is for purposes of
                                    this form only.)

117.     A.     Is Registrant a separate account of an
insurance
                     company? (Y/N) Y
            If answer is "Y" (Yes), are any of the following types of
            contracts funded by the Registrant?:

            B.     Variable annuity contracts? (Y/N)  Y

            C.     Scheduled premium variable life
contracts? (Y/N)  N

            D.     Flexible premium variable life contracts?
(Y/N) N

            E.     Other types of insurance products
registered under the
                    Securities Act of 1933? (Y/N) N

118.     State the number of series existing at the end of
the period
            that had securities registered under the
Securities Act of
          1933.    1


119. State the number of new series for which registration
            statements under the Securities Act of 1933 became
            effective during the period.  -0-

120. State the total value of the portfolio securities on the date of deposit for the new series included in item
119 ($000's  -0-
            omitted)  - 0-

121.     State the number of series for which a current
prospectus
            was in existence at the end of the period.    22

122.     State the number of existing series for which
additional
            units were registered under the Securities Act
of 1933
            during the current period.   22

123.     State the total value of the additional units
considered in
            answering item 122 ($000's omitted)  $24,798

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current
            period (the value of these units is to be measured on the
            date they were placed in the subsequent series)
($000's
            omitted)  $  -0-

125. State the total dollar amount of sales loads collected
            (before allowances to other brokers or dealers) by
            Registrant's principal underwriter and any underwriter
            which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)  $  -0-

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
            operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
            portfolio of a subsequent series.) ($000's omitted) $-0-


Number of    Total Assets      Total Income

Series            ($000's)         Distributions

Investing          omitted)       ($000's omitted)
A.     U.S. Treasury direct issue

B.     U.S. Government agency

C.     State and municipal tax-free

D.     Public utility debt

E.     Brokers or dealers debt of
        debt of brokers' or dealers' parent

F.     All other corporate intermed & long-
        term debt

G.    All other corporate short-term debt

H.     Equity securities of brokers or dealers
         or parents of brokers or dealers

I.     Investment company equity securities

J.     All other equity securities
22                   24,798             ---

K.     Other securities

L.     Total assets of all series of registrant


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of
Registrant's series at
            the end of the current period insured or guaranteed by an
            entity other than the issuer?  (Y/N) N

129.     Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal or
            interest at the end of the current period? (Y/N)

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item
            129 derived from insurance or guarantees? (Y/N)


131.     Total expenses incurred by all series of Registrant
during
             the current reporting period ($000's omitted)
$  82

132.     List the "811" (Investment Company Act of 1940)
            registration number for all Series of Registrant that are
            being included in this filing:

               811-08091                           811-
               811-                                     811-
               811-                                     811-
               811-                                     811-
               811-                                     811-
               811-                                     811-
               811-                                     811-
               811-                                     811-
               811-                                     811-
               811-                                     811-
               811-                                     811-
               811-                                     811-
               811-                                     811-
               811-                                     811-
               811-                                     811-
               811-                                     811-
               811-                                     811-
               811-                                     811-